Acquisitions (Details) (Triad Hunter [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Triad Hunter [Member]
Fair value of total purchase price:
Cash consideration	$ 8,000
Payment of Triad Hunter senior and other debt	55,211
Assumption of equipment indebtedness	3,412
Issuance of $15,000,000 stated value Series B Preferred Stock	14,982
Total	81,605
Amounts recognized for assets acquired and liabilities assumed:
Proved oil and gas properties	49,708
Unproved oil and gas properties	12,386
Gas gathering system assets	10,000
Field servicing equipment	7,576
Asset retirement obligation	(2,260)
Total	81,605
Working capital acquired was as follows:
Cash	3,711
Accounts receivable	2,404
Prepaid Expenses	222
Inventory	685
Other current assets	553
Accounts payable	(1,087)
Accrued liabilities	(365)
Revenue payable	(1,928)
Working capital (deficit) assumed	$ 4,195